Note 3 - Share-Based Payments (Details) - Fair Value Of Stock Options Assumption (USD $)	12 Months Ended
Dec. 31, 2013
Fair Value Of Stock Options Assumption [Abstract]
Expected term (in years)	3 years
Expected volatility	0.69%
Risk-free interest rate	0.65%
Weighted-average fair value at grant date (in Dollars per share)	$ 1.61